Leases - Additional Information (Details)	1 Months Ended					6 Months Ended		12 Months Ended
	May 31, 2019 USD ($) vessel	Feb. 28, 2019	Nov. 30, 2018 USD ($) vessel	Sep. 30, 2018 USD ($) vessel	Jul. 31, 2017 USD ($) vessel	Jun. 30, 2019 USD ($) vessel	Jun. 30, 2018 USD ($)	Dec. 31, 2018 vessel
Finance Leased Assets [Line Items]
Proceeds from financing related to sales and leaseback of vessels | $						$ 63,720,000	$ 0
Number Of Vessels						2		8
Number of Lessors						16
Debt Instrument, Term		6 months				6 months
Finance Lease, Weighted Average Discount Rate, Percent						7.70%		7.50%
LR2 Tankers [Member]
Finance Leased Assets [Line Items]
Number Of Vessels						2
Aframax Tanker
Finance Leased Assets [Line Items]
Maintain 78% Hull Coverage Ratio for the Second Year						90.00%
Suezmax Tankers
Finance Leased Assets [Line Items]
Number Of Vessels			1
Option to Purchase July 2020- Nov 2021[Member] | Suezmax, Aframax and LR2 Vessels [Member]
Finance Leased Assets [Line Items]
Number Of Vessels						16
Finance Lease Obligations [Member] | LR2 Tankers [Member]
Finance Leased Assets [Line Items]
Number Of Vessels			1
Finance Lease Obligations [Member] | Suezmax, Aframax and LR2 Vessels [Member]
Finance Leased Assets [Line Items]
Minimum liquidity covenant requirement | $						$ 35,000,000.0
Minimum liquidity as a percentage of consolidated debt covenant requirement						5.00%
Commitments under the capital leases | $						$ 632,000,000
Finance Lease, Liability, Undiscounted Excess Amount | $						$ 203,200,000
Finance Lease Obligations [Member] | Aframax Tanker
Finance Leased Assets [Line Items]
Maintain 78% Hull Coverage Ratio for the Second Year						75.00%
Number Of Vessels			2	6
Number Of Vessels Obligated to Purchase | $						6
Actual Hull Coverage Ratio						102.00%		91.00%
Finance Lease Obligations [Member] | Suezmax Tankers
Finance Leased Assets [Line Items]
Maintain 78% Hull Coverage Ratio for the Second Year						100.00%
Number Of Vessels Obligated to Purchase | $						2
Finance Lease Obligations [Member] | Minimum [Member]
Finance Leased Assets [Line Items]
Sale Leaseback Transaction, Lease Terms						P9Y
Finance Lease Obligations [Member] | Minimum [Member] | Suezmax, Aframax and LR2 Vessels [Member]
Finance Leased Assets [Line Items]
Debt Instrument, Term						6 months
Finance Lease Obligations [Member] | Maximum
Finance Leased Assets [Line Items]
Sale Leaseback Transaction, Lease Terms						P12Y
Suezmax Tanker Sale Leaseback [Member] | Finance Lease Obligations [Member] | Suezmax Tankers
Finance Leased Assets [Line Items]
Number Of Vessels Sold	2
July 2017 Sale Leaseback [Member] | Suezmax Tankers
Finance Leased Assets [Line Items]
Actual Hull Coverage Ratio								101.00%
July 2017 Sale Leaseback [Member] | Finance Lease Obligations [Member]
Finance Leased Assets [Line Items]
Proceeds from financing related to sales and leaseback of vessels | $					$ 153,000,000
Number Of Vessels						4
July 2017 Sale Leaseback [Member] | Finance Lease Obligations [Member] | Suezmax Tankers
Finance Leased Assets [Line Items]
Maintain 78% Hull Coverage Ratio for the Second Year						90.00%
Number Of Vessels Sold					4
Actual Hull Coverage Ratio						112.00%
September 2018 Sale Leaseback [Member] | Finance Lease Obligations [Member]
Finance Leased Assets [Line Items]
Proceeds from financing related to sales and leaseback of vessels | $				$ 156,600,000
Number Of Vessels				6		6
November 2018 Sale-leaseback Transaction [Member] | Finance Lease Obligations [Member]
Finance Leased Assets [Line Items]
Proceeds from financing related to sales and leaseback of vessels | $			$ 84,700,000
Number Of Vessels			4			4
May 2019 Sale Leaseback [Member] | Suezmax Tankers
Finance Leased Assets [Line Items]
Actual Hull Coverage Ratio								0.00%
May 2019 Sale Leaseback [Member] | Finance Lease Obligations [Member]
Finance Leased Assets [Line Items]
Proceeds from financing related to sales and leaseback of vessels | $	$ 63,700,000
Number Of Vessels	2					2
May 2019 Sale Leaseback [Member] | Finance Lease Obligations [Member] | Aframax Tanker
Finance Leased Assets [Line Items]
Maintain 78% Hull Coverage Ratio for the Second Year						78.00%
May 2019 Sale Leaseback [Member] | Finance Lease Obligations [Member] | Suezmax Tankers
Finance Leased Assets [Line Items]
Maintain 78% Hull Coverage Ratio for the Second Year						75.00%
Debt Covenant Minimum Hull Coverage Ratio, Thereafter						90.00%
Actual Hull Coverage Ratio						97.00%
Variable Interest Entity, Primary Beneficiary [Member]
Finance Leased Assets [Line Items]
Number of Lessors						14